SUBSIDIARY PUBLIC ISSUERS (Details - Income Statement) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenues	$ 2,625	$ 2,452	$ 1,628
Net (loss) income	51	40	103
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	(4)	(20)	2
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	10	0	0
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	(1)	(1)	(1)
Holding Entities
Disclosure of subsidiaries [line items]
Revenues	0	1	8
Net (loss) income	(435)	(100)	(42)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	2,625	2,451	1,620
Net (loss) income	631	558	235
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	$ (150)	$ (397)	$ (91)